Business Segments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Segments [Abstract]
Number of reportable segments	5
Number of chief executive officers	2	2
Number of operating segments	5	5	5